Statements of Cash flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Consolidated net (loss) Income attributable to Nam Tai Property Inc. shareholders	$ (13,254)	$ 3,944	$ (9,534)
Adjustments to reconcile consolidated net loss to net cash provided by operating activities:
Depreciation	3,801	328	365
Unrealized exchange loss (gain)	1,670	(6,712)	3,370
Share-based compensation expenses	2,925	1,126	1,035
Gain on disposal of property, plant and equipment	(2,867)	(25)	(14)
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	(1,901)	(1,035)	(618)
(Decrease) increase in accrued expenses and other payables	871	3	(1,225)
Net cash (used in) provided by operating activities	(8,733)	2,259	(5,210)
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(78,740)	62,615	(44,120)
Cash flows from financing activities:
Share repurchase program			(6,258)
Cash dividends paid	(10,565)	(10,266)	(2,936)
Proceeds from options exercise	3,954	6,908	3,288
Net cash used in financing activities	(6,611)	(3,358)	(5,906)
Cash and cash equivalents at beginning of year	165,173	94,558	157,371
Effect of exchange rate changes on cash and cash equivalents	(8,170)	9,099	(7,577)
Cash and cash equivalents at end of year	62,919	165,173	94,558
Parent Company
Cash flows from operating activities:
Consolidated net (loss) Income attributable to Nam Tai Property Inc. shareholders	(13,254)	3,944	(9,534)
Adjustments to reconcile consolidated net loss to net cash provided by operating activities:
Share of net (profits) losses of subsidiaries, net of taxes	16,459	7,636	(14,145)
Depreciation	57	228	229
Unrealized exchange loss (gain)	1,666	(6,713)	3,370
Share-based compensation expenses	3,320	1,424	1,223
Loss on waiving amount due from a subsidiary		1,324	17,800
Gain on disposal of property, plant and equipment	(6,763)
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	532	668	(944)
(Decrease) increase in accrued expenses and other payables	71	69	(1,319)
Net cash (used in) provided by operating activities	2,088	8,580	(3,320)
Cash flows from investing activities:
Proceeds of property, plant and equipment	9,706
(Increase) decrease in short term investment		88,399	(39,647)
(Increase) decrease in amounts due from subsidiaries	(7,281)	1,455	(1,032)
Net cash (used in) provided by investing activities	2,425	89,854	(40,679)
Cash flows from financing activities:
Proceeds from a long term loan of a subsidiary			73,683
Repayment a long term loan to a subsidiary	(74,974)	(39,334)
Share repurchase program			(6,258)
Cash dividends paid	(10,565)	(10,266)	(2,936)
Proceeds from options exercise	3,955	6,908	3,288
Net cash used in financing activities	(81,584)	(42,692)	67,777
Net increase (decrease) in cash and cash equivalents	(77,071)	55,742	23,778
Cash and cash equivalents at beginning of year	114,249	51,795	31,387
Effect of exchange rate changes on cash and cash equivalents	(1,666)	6,712	(3,370)
Cash and cash equivalents at end of year	$ 35,512	$ 114,249	$ 51,795